[Fund Name] [Date], 2020

x $[xx.xx] billion investment grade fixed - income portfolio (as of [Date]) » Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission (SEC) » Monthly unit valuation and income distribution – independent third - party pricing x Record of consistent and competitive returns » 23 out of 25 years outperforming its benchmark on a gross basis, 15 of those years on a net basis x Investment strategy » With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : ▪ a higher income ▪ a superior credit profile ▪ a similar interest rate risk 1 Features of the HIT As of September 30, 2020, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended October 31 , 2020 was 5 . 05% , 4 . 55% , 3 . 56% , and 3 . 35% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

*Letter from George Meany, President, AFL - CIO, dated March 23 , 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p . 2 (the “Meany Letter”) . The Meany Letter is available on the HIT’s website at https : //www . aflcio - hit . com/wp - content/uploads/ 2019 / 10 /meany_letter . pdf . x Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). x Created by the AFL - CIO Executive Council under President George Meany’s leadership. » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* x 100 percent union labor requirement for all directly - sourced construction related investments. [Project Name] [Project City, State] [Project Name] [Project City, State] 2 [Project Name] [Project City, State] History of the HIT

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and signatory of the United Nations - supported Principles for Responsible Investment (PRI) NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Cote Village Boston, MA Gateway Northeast Minneapolis, MN Project 29 (Church + State) Cleveland, OH 18 Sixth Avenue at Pacific Park Brooklyn, NY 538 $8.8 B $16.7 B $33.3 B $13.5 B 179.4 M 195,894 117,667 Projects in HIT Investment, $185.0M in New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $6.8B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of September 30 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

4 ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 185 . 0 M nationwide (1984 - 2020) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 19 36 53 68 67 243 538 HIT Investment^ $396.1M $667.4M $742.8M $1.8B $1.1B $4.7B $8.8B Total Development Cost $691.6M $1.6B $1.7B $4.4B $1.7B $10.0B $16.7B Union Construction Hours 9.1M 12.9M 18.3M 24.2M 17.4M 81.8M 179.4M Total Jobs Created 9,172 14,890 18,590 26,220 21,374 90,247 195,894 Housing Units (% affordable) 3,231 (34%) 4,232 (89%) 12,151 (69%) 42,353 (92%) 9,697 (46%) 71,664 (79%) 117,667 (67%) Total Economic Impact $1.6B $2.8B $3.1B $4.7B $3.5B $15.7B $33.3B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of September 30 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

5 x Diverse Workforce – 64% minority or women. x Diverse Leadership Team – 50% minority or women. x Awarded the New York City Comptroller’s Office Diverse Practitioner Award in 2018, citing its diversity in leadership, staff, and business practices. x Recognized by Pensions & Investments (P&I) in 2017 and 2018, as a Best Place to Work in Money Management citing its success at building and retaining a diverse workplace and its mission driven work. x Diversity contributes to staff retention and depth of experience. Strong Record of Diversity As of September 30, 2020, unless otherwise denoted

41 43 44 44 42 43 43 43 41 40 42 34 32 34 36 38 40 42 44 46 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 In BPS HIT Expense Ratio x In 2019, HIT leadership successfully reduced operating costs to benefit investors and make HIT more competitive . x Expense ratio declined from 42 bps in 2018 to 34 bps in 2019. Leadership Lowers Operating Costs 6 As an internally managed mutual fund, the HIT does not charge a fixed fee . Instead, in accordance with its prospectus, the HIT passes along only its costs of operations . All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held . Each year the Board of Trustees approves the HIT budget and monitors it throughout the year . For the year ended December 31 , 2019 , the HIT’s ratio of expenses to average net assets was 34 basis points . Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov .

Erica Khatchadourian Chief Financial Officer 25+ years of experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh CEO and Co - Chief Portfolio Manager 20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT Leadership Team Ted Chandler Managing Director, Regional Operations 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT John Hanley Senior Managing Director 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational, compliance and policy matters with 7+ years at the HIT 7

Plan types include pension, health & welfare, annuity, among others. $2,214.83 33% $940.72 14% $1,316.40 20% $1,740.20 26% $500.40 7% Investors at a Glance (as of 9/30/2020) $ in Millions Building Trades - Local (251) Building Trades - National (20) Industrial - Other (51) Public (13) Service (32) Investor Profile: 367 Investors Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 8

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 9 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended October 31 , 2020 was 5 . 05% , 4 . 55% , 3 . 56% , and 3 . 35% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 10 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: » Union Construction Jobs, Housing (including Affordable), Economic Impact » Investing in Underserved Communities Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 11 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Generate employment for union members in the construction trades and related industries. x Support housing construction including affordable and workforce projects . x Specialize in directly sourced multifamily mortgage backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy 12

HIT vs. Benchmark: Fundamentals HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 92.5% 69.9% 100% Effective Duration 5.91 6.22 5.08 A & Below/Not Rated 1.8% 26.7% 0% Convexity 0.23 0.17 0.02 Higher Yield Lower Prepayment Risk Current Yield 2.74% 2.66% 2.31% Prepayment Protection 78% 73% 62% Yield to Worst 1.62% 1.22% 0.82% No Prepayment Protection 22% 27% 38% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . As of September 30, 2020 13

6.39% 6.03% 5.11% 4.05% 3.84% 6.15% 5.69% 4.72% 3.66% 3.42% 6.79% 6.98% 5.24% 4.18% 3.64% 6.76% 6.57% 4.79% 3.47% 3.09% 0.0% 2.0% 4.0% 6.0% 8.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of September 30, 2020 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 14

15 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.84% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 HIT Gross HIT Net Barclays Aggregate AAA Index HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended October 31 , 2020 was 5 . 05% , 4 . 55% , 3 . 56% , and 3 . 35% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index .

16 HIT’s Performance Is Similar to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended October 31 , 2020 was 5 . 05% , 4 . 55% , 3 . 56% , and 3 . 35% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . -3% 0% 3% 6% 9% 12% 15% Mar-03 Sep-03 Mar-04 Sep-04 Mar-05 Sep-05 Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 HIT Gross Barclays Aggregate

17 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M 18

38.3% 5.7% 2.0% 50.1% 2.1% 1.8% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of September 30, 2020 * Based on total investments and including unfunded commitments. 94% Government/ Agency/AAA/Cash High Credit Quality 19

* Based on total investments and including unfunded commitments. ** Includes 3.2% Fannie Mae Delegated Underwriting and Servicing Structured Adjustable Rate Mortgage allocation 0.3% 14.2% 1.0% 10.1% 65.1% 1.5% 2.1% 5.7% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of September 30, 2020 20 73% Multifamily Overweight to Multifamily Sector

21 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of September 30, 2020 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.66 0.50 0.68% 0 GNMA Construction/Permanent 9.53 0.53 2.21% 153 GNMA Permanent 8.48 0.42 1.56% 88 Agency CMBS (e.g., GNR 2018 - 170 BE ) 6.95 0.57 1.81% 113 FNMA Multifamily 10/9.5 DUS 8.35 0.41 1.18% 50 UMBS 2.5% 30yr MBS 3.40 - 3.56 1.13% 45 GNMA 2.5% 30yr MBS 2.65 - 3.62 1.29% 61 AAA Corporate Component of Barclays Aggregate 12.94 2.96 1.65% 97 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 0 50 100 150 200 250 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2018 - September 2020 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

Multifamily Housing Demand Dwarfs Supply Household Formation vs MF Units Completed (in Thousands) Source: National Multifamily Housing Council; Bureau of Labor Statistics; Labor Department; US Census Bureau 22 As of September 30, 2020, unless otherwise denoted Record Job Loss in the Economy ▪ 40 million Americans live in multifamily apartments and that number could rise as the pandemic persists. ▪ Shifts in demographic trends are driving historic rental demand. ▪ Renting has become more common among the age groups and family types traditionally more likely to own their housing. ▪ The U.S. needs to build an average of 328,000 new apartment units annually through 2030 to meet demand from household growth and losses to the existing stock. ▪ From 2001 to 2018, renter incomes grew just 1.4 percent while rents were up by 13.9 percent. ▪ Elevated unemployment insurance filings and a severe contraction of business hiring should favor renting over owning. ▪ Low income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 low income households - according to the National Low Income Housing Coalition study in 2020. ▪ A weak and contracting economy will create more demand for affordable rental housing. 0 1000 2000 3000 4000 5000 6000 7000 Dec-19 Jan-20 Jan-20 Feb-20 Feb-20 Mar-20 Mar-20 Apr-20 Apr-20 May-20 May-20 May-20 Jun-20 Jun-20 Jul-20 Jul-20 Aug-20 Aug-20 Sep-20 Sep-20 - 2 4 6 8 10 12 14 16 In Thousands Percent (seasonally adjusted) Initial Jobless Claims (left axis) Civilian Unemployment Rate (right axis) -500 0 500 1000 1500 2000 2500 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 Net Household Formation MF Units Completed

23 Interest Rate Environment Yield Curve Economic Indicators 12/31/2019 3/31/2020 6/30/2020 9/30/2020 GDP (seasonally adj. annual rate) 2.4% - 5.0% - 31.4% 33.1% Unemployment Rate 3.5% 4.4% 11.1% 7.9% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.6% 1.7% 1.1% 1.5% Lower Balance Federal Funds Rate 1.5% 0.0% 0.0% 0.0% Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board Nasdaq vs 10yr US Treasury 1.569 1.691 1.831 1.917 2.39 0.149 0.288 0.491 0.656 1.411 0.127 0.277 0.47 0.684 1.455 0 0.5 1 1.5 2 2.5 2 5 7 10 30 12/31/2019 6/30/2020 9/30/2020 6,500 7,500 8,500 9,500 10,500 11,500 12,500 0.5% 1.0% 1.5% 2.0% 2.5% GT10 Govt (Left axis) Nasdaq (Right axis)

24 Economic Environment and Outlook x COVID - 19 pandemic caused historic market and economic uncertainty . ▪ Lasting structural damage is a major risk to long term growth and employment . Industries most impacted (office, retail, hotel, and travel and leisure) may never fully recover . ▪ Investors should prepare for potential market volatility given high valuations of risk assets and uncertainty ahead . ▪ The unknown fate of needed additional fiscal support in the lame duck administration puts pressure on impacted households, capital markets and the economy. x Federal Reserve committed to preserving market viability . ▪ With inflation, inflation expectations and unemployment well below their projected targets, the Federal Reserve has committed to maintain current interest rates until 2023 , aligning with market expectations . ▪ The Federal Reserve is expected to maintain its current level of $ 120 billion of annual net asset purchases for some time . ▪ The Federal Reserve’s new principles and framework are intended to maximize employment and allow inflation averaging above 2%. x Affordable housing development will continue to be an essential stimulus to the economy as the crisis bears down on lower income households. x With a sound portfolio of liquid assets, HIT is well - positioned to provide competitive financing for high credit quality construction/permanent debt that generates attractive risk - adjusted yield in this historically low - rate environment .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 25